Loss Per Share (Details) - Schedule of basic and diluted net loss per share	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Schedule Of Basic And Diluted Net Loss Per Share [Abstract]
Net income (loss) (in Dollars) | $	$ (574,461)
Basic weighted-average shares outstanding	6,124,245
Dilutive effect of share-based awards
Diluted weighted-average shares outstanding	6,124,245
Basic income per share (in Dollars per share) | $ / shares	$ (0.09)
Diluted income per share (in Dollars per share) | $ / shares	$ (0.09)